Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amounts of Goodwill
Changes in the carrying amount of goodwill are as follows:

	Segment
(in thousands)	Electrical Raceway	Mechanical Products & Solutions	Total
Balance as of September 26, 2014
Goodwill	$75,253	$82,189	$157,442
Accumulated impairment losses	—	(43,000)	(43,000)
Total	75,253	39,189	114,442
Goodwill acquired during year	5,311	—	5,311
Impairment losses	(3,924)	—	(3,924)
Total	$76,640	$39,189	$115,829
Balance as of September 25, 2015
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
Total	$76,640	$39,189	$115,829
Balance at September 30, 2016
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
Total	$76,640	$39,189	$115,829

Schedule of Major Classes of Finite-Lived Intangible Assets
The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		September 30, 2016			September 25, 2015
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable Intangible Assets:
Customer relationships	12	$249,245	$(97,484)	$151,761	$249,245	$(77,112)	$172,133
Other	7	16,943	(7,647)	9,296	16,943	(5,781)	11,162
Total		266,188	(105,131)	161,057	266,188	(82,893)	183,295
Indefinite-lived Intangible Assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(105,131)	$254,937	$360,068	$(82,893)	$277,175

Schedule of Major Classes of Indefinite-Lived Intangible Assets
The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		September 30, 2016			September 25, 2015
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable Intangible Assets:
Customer relationships	12	$249,245	$(97,484)	$151,761	$249,245	$(77,112)	$172,133
Other	7	16,943	(7,647)	9,296	16,943	(5,781)	11,162
Total		266,188	(105,131)	161,057	266,188	(82,893)	183,295
Indefinite-lived Intangible Assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(105,131)	$254,937	$360,068	$(82,893)	$277,175

Schedule of Expected Amortization Expense for Intangible Assets	Expected amortization expense for intangible assets over the next five years and thereafter is as follows:

2017	21,817
2018	21,399
2019	21,235
2020	21,256
2021	20,558
Thereafter	54,792